Concessions (Details) (USD $) In Thousands, unless otherwise specified	7 Months Ended	12 Months Ended		5 Months Ended	1 Months Ended			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2013 item	Dec. 31, 2012	May 25, 2011 Predecessor Registrant	Oct. 31, 1997 Orbital concessions item	Dec. 31, 2013 Orbital concessions	Dec. 31, 2012 Orbital concessions	Dec. 31, 2013 Use of the land and facilities concession
Concessions
Orbital concessions						$ 41,740	$ 41,740
Accumulated amortization						(4,081)	(2,501)
Concessions, net		39,020	39,239			37,659	39,239
Advance payment for orbital position						1,361
Total concessions						39,020	39,239
Amortization of concessions	$ 922	$ 1,580	$ 1,580	$ 547
Number of concessions granted to the entity					3
Initial term of concession					20 years			40 years
Additional term of concession, on payment of certain costs					20 years
Number of satellite control centers from which satellites are operated and monitored		2
Term after which concession fee is adjusted								5 years